UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2008

Waddell & Reed Advisors Continental Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Advisors Continental Income Fund
September 30, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 0.82%
Southwest Airlines Co.	284,100	$4,204,680

Aircraft - 1.75%
Boeing Company (The)	85,200	8,945,148

Banks - 2.36%
Bank of America Corporation	85,400	4,293,058
Northern Trust Corporation	117,100	7,763,144
		12,056,202
Beverages - 4.64%
Anheuser-Busch Companies, Inc.	84,300	4,214,157
Brown-Forman Corporation, Class B	64,000	4,794,240
Coca-Cola Company (The)	96,800	5,563,096
PepsiCo, Inc.	124,600	9,128,196
		23,699,689
Business Equipment and Services - 1.00%
Pitney Bowes Inc.	112,100	5,091,582

Chemicals - Petroleum and Inorganic - 1.20%
E.I. du Pont de Nemours and Company	123,300	6,110,748

Chemicals - Specialty - 1.49%
Air Products and Chemicals, Inc.	77,700	7,595,952

Communications Equipment - 5.75%
Cisco Systems, Inc.*	363,200	12,031,000
Nokia Corporation, Series A, ADR	289,700	10,988,321
QUALCOMM Incorporated	149,000	6,295,250
		29,314,571
Computers - Micro - 1.67%
Apple Inc.*	55,600	8,533,766

Computers - Peripherals - 1.19%
Microsoft Corporation	206,500	6,084,523

Defense - 2.59%
General Dynamics Corporation	156,600	13,228,002

Electrical Equipment - 1.22%
Emerson Electric Co.	117,400	6,248,028

Electronic Components - 2.65%
Microchip Technology Incorporated	181,200	6,577,560
Texas Instruments Incorporated	190,000	6,952,100
		13,529,660
Finance Companies - 1.08%
American Express Company	93,000	5,521,410

Food and Related - 1.37%
Wm. Wrigley Jr. Company	108,700	6,981,801

Health Care - Drugs - 5.37%
Abbott Laboratories	143,100	7,673,022
Allergan, Inc.	115,600	7,452,732
Genentech, Inc.*	71,000	5,539,420
Gilead Sciences, Inc.*	165,400	6,757,417
		27,422,591
Health Care - General - 4.16%
DENTSPLY International Inc.	182,700	7,610,368
Johnson & Johnson	137,500	9,033,750
Zimmer Holdings, Inc.*	56,500	4,575,935
		21,220,053
Hospital Supply and Management - 1.21%
Medtronic, Inc.	109,300	6,165,613

Hotels and Gaming - 1.59%
Las Vegas Sands, Inc.*	60,900	8,125,278

Household - General Products - 1.90%
Colgate-Palmolive Company	135,700	9,678,124

Insurance - Life - 1.32%
Aflac Incorporated	118,300	6,747,832

Insurance - Property and Casualty - 1.24%
Berkshire Hathaway Inc., Class B*	1,600	6,323,200

Motion Pictures - 1.46%
News Corporation Limited, Class A	338,500	7,443,615

Multiple Industry - 2.91%
Altria Group, Inc.	50,600	3,518,218
General Electric Company	273,300	11,314,620
		14,832,838
Non-Residential Construction - 2.35%
Fluor Corporation	83,200	11,979,136

Petroleum - International - 5.41%
BP p.l.c., ADR	95,000	6,588,250
Chevron Corporation	70,100	6,559,958
Exxon Mobil Corporation	156,138	14,452,133
		27,600,341
Petroleum - Services - 2.54%
Schlumberger Limited	123,500	12,967,500

Publishing - 1.01%
Meredith Corporation	89,900	5,151,270

Retail - General Merchandise - 0.98%
Wal-Mart Stores, Inc.	114,200	4,984,830

Retail - Specialty Stores - 0.70%
Best Buy Co., Inc.	77,300	3,557,346

Security and Commodity Brokers - 3.60%
CME Group Inc.	8,100	4,757,535
J.P. Morgan Chase & Co.	139,400	6,387,308
UBS AG	135,700	7,226,025
		18,370,868
Timesharing and Software - 1.09%
Paychex, Inc.	135,900	5,573,939

Trucking and Shipping - 0.77%
Expeditors International of Washington, Inc.	83,000	3,923,410

Utilities - Electric - 1.52%
Exelon Corporation	102,800	7,747,008

Utilities - Telephone - 1.63%
AT&T Inc.	197,100	8,339,301

TOTAL COMMON STOCKS - 73.54%		$375,299,855

(Cost: $247,039,658)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Beverages - 0.42%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	$2,000	2,125,404

Finance Companies - 1.36%
General Electric Capital Corporation,
8.3%, 9-20-09	6,500	6,933,791

TOTAL CORPORATE DEBT SECURITIES - 1.78%		$9,059,195

(Cost: $8,580,183)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 2.88%
Federal Home Loan Mortgage Corporation,
6.625%, 9-15-09	5,000	5,204,740
Federal National Mortgage Association:
6.625%, 9-15-09	4,000	4,163,792
7.25%, 1-15-10	5,000	5,303,465
		14,671,997
Mortgage-Backed Obligations - 1.10%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
8.25%, 6-1-08	4	3,891
4.5%, 7-1-18	2,742	2,646,887
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.0%, 7-15-16	1	755
9.0%, 8-15-16	36	38,662
9.0%, 10-15-16	3	2,906
9.0%, 11-15-16	13	13,912
9.0%, 1-15-17	3	2,848
9.0%, 1-15-17	2	2,345
9.0%, 3-15-17	14	15,564
9.0%, 4-15-17	19	20,954
4.0%, 9-15-18	2,641	2,499,397
6.5%, 8-15-28	359	367,982
		5,616,103
Treasury Inflation Protected Obligations - 0.71%
United States Treasury Notes,
3.0%, 7-15-12 (A)	3,000	3,617,505

Treasury Obligations - 10.89%
United States Treasury Bonds:
7.25%, 5-15-16	8,500	10,127,614
6.25%, 8-15-23	5,000	5,743,750
United States Treasury Notes:
2.625%, 5-15-08	5,000	4,953,905
4.25%, 10-15-10	10,000	10,057,030
4.25%, 11-15-14	10,000	9,903,910
4.25%, 8-15-15	15,000	14,779,680
		55,565,889

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 15.58%		$79,471,494

(Cost: $77,327,358)

SHORT-TERM SECURITIES

Commercial Paper
Beverages - 0.39%
Diageo Capital plc (Diageo plc),
5.9%, 10-10-07	2,000	1,997,050

Food and Related - 1.67%
Archer Daniels Midland Company,
5.1%, 11-6-07	3,500	3,482,150
General Mills, Inc.,
5.75%, 10-26-07	5,000	4,980,035
		8,462,185
Health Care - General - 1.17%
Johnson & Johnson,
4.72%, 10-23-07	6,000	5,982,693

Household - General Products - 1.37%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
4.8%, 10-17-07	3,000	2,993,600
5.0%, 11-8-07	4,000	3,978,889
		6,972,489
Leisure Time Industry - 0.78%
Walt Disney Company (The),
5.4%, 10-3-07	4,000	3,998,800

Multiple Industry - 0.97%
Honeywell International Inc.,
4.76%, 11-21-07	5,000	4,966,283

Restaurant - 1.14%
Starbucks Corporation,
5.5%, 10-1-07	5,839	5,839,000

Retail - General Merchandise - 0.78%
Home Depot Inc.,
5.5%, 11-9-07	4,000	3,976,167

Total Commercial Paper - 8.27%		42,194,667

Municipal Obligation - Taxable - 0.83%
Iowa
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
5.1%, 10-4-07	4,215	4,215,000

TOTAL SHORT-TERM SECURITIES - 9.10%		$46,409,667

(Cost: $46,409,667)

TOTAL INVESTMENT SECURITIES - 100.00%		$510,240,211

(Cost: $379,356,866)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A) The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Continental Income Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 29, 2007

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2007